Annual Total Returns [BarChart] - Voya Target In-Retirement Fund - Class I	Sep. 30, 2020
Bar Chart Table:
2010
2011
2012
2013	8.06%
2014	6.10%
2015	0.01%
2016	4.96%
2017	9.49%
2018	(2.97%)
2019	13.11%